Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets [Line Items]
Total prepaid expenses and other current assets	$ 627	$ 1,402
Consultants [Member]
Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets [Line Items]
Total prepaid expenses and other current assets	22	565
Rent [Member]
Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets [Line Items]
Total prepaid expenses and other current assets	18	17
Vendor Payments [Member]
Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets [Line Items]
Total prepaid expenses and other current assets	39
Insurance [Member]
Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets [Line Items]
Total prepaid expenses and other current assets	1	162
License and Maintenance Contracts [Member]
Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets [Line Items]
Total prepaid expenses and other current assets	545	658
Other [Member]
Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets [Line Items]
Total prepaid expenses and other current assets	$ 2